Schedule of Change in Deferred Consideration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Consideration
Deferred cash consideration, Balance	$ 3,016,343	$ 2,889,792
Deferred consideration payment, Balance	322,000	810,000
Total deferred consideration payment, Balance	3,338,343	3,699,792
Cash consideration, Fair value adjustment	(16,343)	126,551
Consideration payment, Fair value adjustment	(63,132)	(488,000)
Total deferred consideration payment, Fair value adjustment	(79,475)	(361,449)
Cash consideration, Shares issued to Abaca shareholders
Consideration payment, Shares issued to Abaca shareholders	(258,868)
Total deferred consideration payment, Shares issued to Abaca shareholders	(258,868)
Deferred cash consideration, Balance	3,000,000	3,016,343
Deferred consideration payment, Balance		322,000
Total deferred consideration payment, Balance	$ 3,000,000	$ 3,338,343